Report of the directors financial review risk report - The consensus Upside scenario (Details) - Consensus Upside scenario allowance for ECL	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Central bank policy rate (%, min)	10.00%	10.00%
– United Kingdom
Disclosure of financial assets [line items]
Central bank policy rate (%, min)	10.00%	10.00%
– United Kingdom | Not later than one year
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	11.50%	10.80%
– United Kingdom | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate (%, min)	2.90%	3.10%
House price index (%, start-to-peak)	19.10%	13.00%
Inflation rate (YoY % change, min)	0.80%	1.30%
Central bank policy rate (%, min)	3.60%	3.70%
– France
Disclosure of financial assets [line items]
Central bank policy rate (%, min)	10.00%	10.00%
– France | Not later than one year
Disclosure of financial assets [line items]
GDP level (%, start-to-peak)	9.20%	10.40%
– France | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate (%, min)	6.10%	6.20%
House price index (%, start-to-peak)	22.40%	19.60%
Inflation rate (YoY % change, min)	1.10%	1.50%
Central bank policy rate (%, min)	2.50%	2.60%